Inventories	12 Months Ended
Dec. 31, 2022
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Inventories

22.  Inventories

As of 31 December 2022, inventories amounting to TL 300,406 which consist of mainly mobile phone and its accessories, tablet, sim-cards, tower construction materials and other electronic products (31 December 2021: TL 458,723).